Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for loan losses - books	$ 6,377	$ 6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Others	307	0
Deferred tax assets before allowance	12,551	9,855
Valuation allowance	78	80
Deferred tax assets	12,473	9,775
Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets1	1,027	128
Depreciation1	969	291
Net unrealized gain on available for sale securities	789	540
Deferred tax liabilities	3,771	1,839
Net deferred tax asset	$ 8,702	$ 7,936